Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 5 Income Taxes
TDS’ current income taxes balances at December 31, 2020 and 2019, were as follows:

December 31,	2020	2019
(Dollars in millions)
Federal income taxes receivable	$180	$31
Net state income taxes receivable	7	5
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Current
Federal	$(175)	$15	$10
State	4	15	3
Deferred
Federal	179	36	24
State	11	(2)	9
Total income tax expense (benefit)	$19	$64	$46
A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax rate to TDS’ effective income tax rate is as follows:

Year Ended December 31,	2020		2019		2018
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$60	21.0%	$44	21.0%	$46	21.0%
State income taxes, net of federal benefit[1]	11	4.0	12	5.5	11	4.9
Federal income tax rate change[2]	—	—	—	—	(16)	(7.1)
Change in federal valuation allowance[3]	—	—	7	3.1	(1)	(0.3)
Loss carryback benefit of CARES Act[4]	(60)	(21.0)	—	—	—	—
Nondeductible compensation	9	3.0	4	1.9	9	4.1
Tax credits	(2)	(0.6)	(4)	(1.9)	(1)	(0.6)
Other differences, net	1	—	1	0.7	(2)	(1.0)
Total income tax expense (benefit) and rate	$19	6.4%	$64	30.3%	$46	21.0%
[1]State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to state valuation allowances.
[2]The Tax Act reduced the federal income tax rate from 35% to 21% for years after 2017, resulting in a tax benefit in 2018 due primarily to an income tax accounting method change that accelerated tax depreciation on certain assets for the 2017 tax year, pursuant to FASB Accounting Standards Update 2018-05, Income Taxes: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118.
[3]Change in federal valuation allowance in 2019 is due primarily to interest expense carryforwards not expected to be realized. The 2018 change also includes interest expense carryforwards not expected to be realized, offset by a change in judgment related to net operating loss carryforwards that became realizable due to an internal restructuring.
[4]The CARES Act provides a 5-year carryback of net operating losses generated in years 2018-2020. As the statutory federal tax rate applicable to certain years within the carryback period is 35%, carryback to those years provides a tax benefit in excess of the current federal statutory rate of 21%.
Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2020 and 2019, were as follows:

December 31,	2020	2019
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$183	$168
Lease liabilities	257	251
Asset retirement obligation	81	74
Other	109	106
Total deferred tax assets	630	599
Less valuation allowance	(158)	(152)
Net deferred tax assets	472	447
Deferred tax liabilities
Property, plant and equipment	652	481
Licenses/intangibles	287	261
Partnership investments	144	132
Lease assets	235	226
Other	17	22
Total deferred tax liabilities	1,335	1,122
Net deferred income tax liability	$863	$675
At December 31, 2020, TDS and certain subsidiaries had $3,088 million of state NOL carryforwards (generating a $166 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2021 and 2040. TDS and certain subsidiaries had $80 million of federal NOL carryforwards (generating a $17 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards generally expire between 2021 and 2038, with the exception of federal NOLs generated after 2017, which do not expire. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.
A summary of TDS' deferred tax asset valuation allowance is as follows:

	2020	2019	2018
(Dollars in millions)
Balance at beginning of year	$152	$135	$147
Charged to Income tax expense	6	17	(5)
Charged to Retained earnings	—	—	(7)
Balance at end of year	$158	$152	$135
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2020	2019	2018
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$49	$49	$46
Additions for tax positions of current year	8	8	8
Additions for tax positions of prior years	3	—	2
Reductions for tax positions of prior years	(1)	(7)	(1)
Reductions for settlements of tax positions	—	(1)	—
Reductions for lapses in statutes of limitations	(5)	—	(6)
Unrecognized tax benefits balance at end of year	$54	$49	$49
Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2020, 2019 and 2018 by $43 million, $39 million and $39 million, respectively, net of the federal benefit from state income taxes.
TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit). The amounts charged to income tax expense related to interest and penalties resulted in an expense of $2 million, $3 million and less than $1 million in 2020, 2019 and 2018, respectively. Net accrued liabilities for interest and penalties were $23 million and $21 million at December 31, 2020 and 2019, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.
TDS and its subsidiaries file federal and state income tax returns. With limited exceptions, TDS is no longer subject to federal and state income tax audits for the years prior to 2017.